UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   300 Atlantic Street, 7th Floor
           --------------------------------------------------
           Stamford, CT 06901
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     203-541-4250
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Allan C. Teh                     Stamford, CT             11/14/12
    ---------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        10
                                               -------------

Form 13F Information Table Value Total:        $122,950
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ANNALY CAP MGMT INC          NOTE 4.000% 2/1 035710AA0   17,789 14,000,000 PRN      SOLE                14,000,000      0    0
ANNALY CAP MGMT INC          NOTE 5.000% 5/1 035710AB8   25,547 25,000,000 PRN      SOLE                25,000,000      0    0
ARES CAP CORP                NOTE 5.125% 6/0 04010LAD5    1,045  1,000,000 PRN      SOLE                 1,000,000      0    0
CEMEX SAB DE CV              NOTE 4.875% 3/1 151290AV5    8,916  9,000,000 PRN      SOLE                 9,000,000      0    0
COMCAST HOLDINGS CORP        ZONES CV2% PCS  200300507   36,384    903,726 PRN      SOLE                   903,726      0    0
FOREST CITY ENTERPRISES INC  NOTE 4.250% 8/1 345550AP2    4,708  4,500,000 PRN      SOLE                 4,500,000      0    0
ICAHN ENTERPRISES LP/CORP    FRNT 8/1        451102AB3   20,201 20,100,000 PRN      SOLE                20,100,000      0    0
MOLYCORP INC DEL             NOTE 6.000% 9/0 608753AF6    2,867  2,500,000 PRN      SOLE                 2,500,000      0    0
PROSPECT CAPITAL CORPORATION NOTE 5.500% 8/1 74348TAD4      513    500,000 PRN      SOLE                   500,000      0    0
UNITED CONTL HLDGS INC       COM             910047109    4,980    255,400 SH       SOLE                   255,400      0    0